PROSPECTUS - AUGUST 20, 2003


CITIZENSSELECT FUNDS


CITIZENSSELECT PRIME
MONEY MARKET FUND


CITIZENSSELECT TREASURY
MONEY MARKET FUND


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



CLASS A SHARES

[CITIZENS FINANCIAL GROUP, INC. logo]


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. AND THEIR RESPECTIVE CLIENTS. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured * Not Bank Guaranteed * May Lose Value




(PAGE)


                                                           CITIZENSSELECT FUNDS

                                         CITIZENSSELECT PRIME MONEY MARKET FUND

                                      CITIZENSSELECT TREASURY MONEY MARKET FUND

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                                           1

CitizensSelect Prime Money Market Fund                                 2


CitizensSelect Treasury Money Market Fund                              5

Management                                                             8

Financial Highlights                                                   9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                      10

Distributions and Taxes                                               12

Services for Fund Investors                                           13

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. (COLLECTIVELY, "CITIZENS") AND THEIR RESPECTIVE CLIENTS. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See "Account Policies" for more information.

[Page]

THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by the investment adviser. CitizensSelect Prime Money Market Fund intends to purchase only securities with the highest credit rating, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less


                                                                    The Funds
[Page 1]


CITIZENSSELECT PRIME MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.


Concepts to understand

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*    interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[Page 2]



PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


                                         CitizensSelect Prime Money Market Fund
[Page 3]


EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class A shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
----------------------------------------------------------------------------------------------------------------------


$20                                $64                                   $113                                  $255



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.18%. This undertaking was voluntary.

OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.



[Page 4]


CITIZENSSELECT TREASURY MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

                                      CitizensSelect Treasury Money Market Fund
[Page 5]


PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


[Page 6]

EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class A shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
-----------------------------------------------------------------------------------------------------------------------


$20                                $64                                   $113                                  $255



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.19%. This undertaking was voluntary.

OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.



                                     CITIZENSSELECT TREASURY MONEY MARKET FUND


[Page 7]


MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, the investment adviser manages one of the nation's leading mutual fund complexes, with approximately $173 billion in 200 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund paid the investment adviser a management fee at the annual rate of 0.08% of the fund's average daily net assets, and CitizensSelect Treasury Money Market Fund paid the investment adviser a management fee at the annual rate of 0.09% of the fund's average daily net assets.


The funds,  the investment  adviser and the distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The investment adviser's code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the investment adviser does not disadvantage any fund managed by the investment adviser.

[Page 8]

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Class A shares for the fiscal period indicated. "Total return" shows how much your investment in each fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                      YEAR ENDED
CITIZENSSELECT PRIME                                                   APRIL 30,

MONEY MARKET FUND                                                         2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                       1.00

Investment operations:  Investment income -- net                           .014

Distributions: Dividends from investment income -- net                    (.014)

Net asset value, end of period                                              1.00

Total Return (%)                                                            1.42
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                      .18

Ratio of net investment income to average net assets                        1.39

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                      .02
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                     65,309

                                                                      YEAR ENDED
CITIZENSSELECT TREASURY                                                APRIL 30,

MONEY MARKET FUND                                                          2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                       1.00

Investment operations:  Investment income -- net                           .013

Distributions: Dividends from investment income -- net                    (.013)

Net asset value, end of period                                             1.00

Total Return (%)                                                           1.32
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                     .19

Ratio of net investment income to average net assets                       1.24

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                     .01
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                    73,357


                                                                      The Funds
[Page 9]

                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES

Each  fund  is  sold  exclusively  to  Citizens  and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.







BUYING SHARES

Fund shares are sold at net asset value per share (NAV), which is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund' s custodian or other authorized entity. Each fund's investments are valued based on amortized cost.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5: 00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

[Page 10]


Minimum investments

                                    Initial                    Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                    $1 BILLION((+))            NONE

((+))  Each fund may waive the minimum initial purchase requirement.

SELLING SHARES

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV.

If a redemption request is received in proper form and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's custodian after 5: 00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing
fund   shares  being  sold  must  be  returned  with  the  redemption  request.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

GENERAL POLICIES

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as the fund's transfer agent or other authorized agent takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the investment adviser to be large enough to affect fund operations

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the investment adviser determines to do so.

                                                            Account Information
[Page 11]

DISTRIBUTIONS AND TAXES


EACH FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. Each fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY EACH FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account) . For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions are taxable to you as qualified dividends and capital gains.


THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.


[Page 12]

SERVICES FOR FUND INVESTORS

EXCHANGE PRIVILEGE

An investor may purchase, in exchange for Class A shares of one fund, Class A shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

AUTO-EXCHANGE PRIVILEGE

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class A shares of one fund, in Class A shares of the other fund, if the investor is a shareholder in such other fund. There is currently no fee for this privilege.

                                                            Account Information
[Page 13]


FOR MORE INFORMATION
--------------------------------------------------------------------------------

CitizensSelect Prime Money Market Fund CitizensSelect Treasury Money Market Fun

Series of CitizensSelect Funds SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:


ANNUAL/SEMIANNUAL REPORT

Describes each fund's performance and lists its portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO CONTACT CITIZENS FINANCIAL GROUP, INC.
--------------------------------------------------------------------------------

BY TELEPHONE:
Call your Citizens Representative or 1-800-242-2224.

BY MAIL:

CitizensSelect
875 Elm Street NE0212
Manchester, NH  03101

Text-only versions of certain fund documents can be viewed

online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.



[CITIZENS FINANCIAL GROUP, INC. logo]





462-466P0803
(703)

(c) 2003 Dreyfus Service Corporation





PROSPECTUS - AUGUST 20, 2003


CITIZENSSELECT FUNDS


CITIZENSSELECT PRIME  MONEY MARKET FUND


CITIZENSSELECT TREASURY  MONEY MARKET FUND


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



CLASS B SHARES


[CITIZENS FINANCIAL GROUP, INC. logo]


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. AND THEIR RESPECTIVE CLIENTS. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured * Not Bank Guaranteed * May Lose Value




(PAGE)
                                                           CITIZENSSELECT FUNDS

                                         CITIZENSSELECT PRIME MONEY MARKET FUND

                                      CITIZENSSELECT TREASURY MONEY MARKET FUND

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                                           1

CitizensSelect Prime Money Market Fund                                 2


CitizensSelect Treasury Money Market Fund                              5

Management                                                             8

Financial Highlights                                                   9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                      10

Distributions and Taxes                                               12

Services for Fund Investors                                           13

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. (COLLECTIVELY, "CITIZENS") AND THEIR RESPECTIVE CLIENTS. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See "Account Policies" for more information.

[Page]

THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by the investment adviser. CitizensSelect Prime Money Market Fund intends to purchase only securities with the highest credit rating, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in a fund.


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.


                                                                      The Funds
[Page 1]


CITIZENSSELECT PRIME MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.



Concepts to understand

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.







MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[Page 2]



PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


                                         CitizensSelect Prime Money Market Fund
[Page 3]


EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                                        5 Years                                  10 Years
------------------------------------------------------------------------------------------------------------------------------------


$46                                $144                                           $252                                      $567



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class B shares pursuant to an undertaking, reducing total expenses to 0.42%. This undertaking was voluntary.


ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens and other institutions for providing account services directly to their clients who hold Class B shares.


OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.



[Page 4]


CITIZENSSELECT TREASURY MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

                                      CitizensSelect Treasury Money Market Fund

[Page 5]



PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


[Page 6]


EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
-----------------------------------------------------------------------------------------------------------------------

$46                                $144                                  $252                                  $567


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class B shares pursuant to an undertaking, reducing total expenses to 0.42%. This undertaking was voluntary.


ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens and other institutions for providing account services directly to their clients who hold Class B shares.


OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.



                                      CITIZENSSELECT TREASURY MONEY MARKET FUND


[Page 7]



MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, the investment adviser manages one of the nation's leading mutual fund complexes, with approximately $173 billion in 200 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund paid the investment adviser a management fee at the annual rate of 0.08% of the fund's average daily net assets, and CitizensSelect Treasury Money Market Fund paid the investment adviser a management fee at the annual rate of 0.09% of the fund's average daily net assets.


The funds, the investment adviser and the distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The
investment   adviser's  code  of  ethics  restricts  the  personal  securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the investment adviser does not disadvantage any fund managed by the investment adviser.

[Page 8]

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Class B shares for the fiscal period indiated. "Total return" shows how much your investment in each fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                   YEAR ENDED
CITIZENSSELECT PRIME                                                APRIL 30,
MONEY MARKET FUND                                                     2003
-------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                  1.00

Investment operations:  Investment income -- net                      .012

Distributions: Dividends from investment income -- net              (.012)

Net asset value, end of period                                        1.00

Total Return (%)                                                      1.18
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                .42

Ratio of net investment income to average net assets                  1.12

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                .03
-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                              476,230



                                                                   YEAR ENDED
CITIZENSSELECT TREASURY                                            APRIL 30,
MONEY MARKET FUND                                                     2003
-------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                  1.00

Investment operations:  Investment income -- net                      .011

Distributions: Dividends from investment income -- net               (.011)

Net asset value, end of period                                        1.00

Total Return (%)                                                      1.08
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                .42

Ratio of net investment income to average net assets                   .99

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                .03
-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                              198,787





                                                                The Funds
[Page 9]


                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES

Each  fund  is  sold  exclusively  to  Citizens  and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase and sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.






BUYING SHARES

Fund shares are sold at net asset value per share (NAV), which is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund' s custodian or other authorized entity. Each fund's investments are valued based on amortized cost.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5: 00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

[Page 10]


Minimum investments

                                    Initial                    Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                    $1 BILLION((+))            NONE

((+)) Each fund may waive the minimum initial purchase requirement.

SELLING SHARES

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV.

If a redemption request is received in proper form and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's custodian after 5: 00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing
fund   shares  being  sold  must  be  returned  with  the  redemption  request.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as the fund' s transfer agent or other authorized agent takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the investment adviser to be large enough to affect fund operations.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the investment adviser determines to do so.

                                                            Account Information
[Page 11]



DISTRIBUTIONS AND TAXES


EACH FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. Each fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY EACH FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account) . For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions are taxable to you as qualified dividends and capital gains.



THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[Page 12]

SERVICES FOR FUND INVESTORS

EXCHANGE PRIVILEGE

An investor may purchase, in exchange for Class B shares of one fund, Class B shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

AUTO-EXCHANGE PRIVILEGE

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class B shares of one fund, in Class B shares of the other fund, if the investor is a shareholder in such other fund. There is currently no fee for this privilege.

                                                            Account Information
[Page 13]




FOR MORE INFORMATION
--------------------------------------------------------------------------------

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes each fund's performance and lists its portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO CONTACT CITIZENS FINANCIAL GROUP, INC.
--------------------------------------------------------------------------------

BY TELEPHONE:

Call your Citizens Representative or 1-800-242-2224.

BY MAIL:

CitizensSelect

875 Elm Street NE0212

Manchester, NH  03101

Text-only versions of certain fund documents can be viewed

online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


[CITIZENS FINANCIAL GROUP, INC. logo]



463-467P0803
(702)

(c) 2003 Dreyfus Service Corporation


PROSPECTUS - AUGUST 20, 2003

CITIZENSSELECT FUNDS


CITIZENSSELECT PRIME  MONEY MARKET FUND


CITIZENSSELECT TREASURY  MONEY MARKET FUND


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



CLASS B SHARES





This prospectus is to be used only by certain financial institutions and their respective clients. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Not FDIC-Insured * Not Bank Guaranteed * May Lose Value

                                                           CITIZENSSELECT FUNDS

                                         CitizensSelect Prime Money Market Fund

                                      CitizensSelect Treasury Money Market Fund

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                                           1

CitizensSelect Prime Money Market Fund                                 2

CitizensSelect Treasury Money Market Fund                              5

Management                                                             8

Financial Highlights                                                   9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                      10

Distributions and Taxes                                               12

Services for Fund Investors                                           13

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


The funds are sold exclusively to affiliates of Citizens Financial Group, Inc. (collectively, "Citizens" ) and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See "Account Policies" for more information.


[Page]

THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by the investment adviser. CitizensSelect Prime Money Market Fund intends to purchase only securities with the highest credit rating, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*     maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*     invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                                      The Funds
[Page 1]


CITIZENSSELECT PRIME MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*     repurchase agreements, including tri-party repurchase agreements

*     asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.


Concepts to understand

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.





MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*     interest rates could drop, thereby reducing the fund's yield

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.


[Page 2]



PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.

                                         CitizensSelect Prime Money Market Fund
[Page 3]

CITIZENSSELECT PRIME MONEY MARKET FUND (CONTINUED)

EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                $144                                  $252                                  $567



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class B shares pursuant to an undertaking, reducing total expenses to 0.42%. This undertaking was voluntary.

ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens and other institutions for providing account services directly to their clients who hold Class B shares.

OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.


[Page 4]


CITIZENSSELECT TREASURY MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

                                      CitizensSelect Treasury Money Market Fund
[Page 5]

CITIZENSSELECT TREASURY MONEY MARKET FUND (CONTINUED)


PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.

[Page 6]


EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------

$46                                $144                                  $252                                  $567



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class B shares pursuant to an undertaking, reducing total expenses to 0.42%. This undertaking was voluntary.

ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens and other institutions for providing account services directly to their clients who hold Class B shares.

OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.

                                      CITIZENSSELECT TREASURY MONEY MARKET FUND

[Page 7]



MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, the investment adviser manages one of the nation's leading mutual fund complexes, with approximately $173 billion in 200 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund paid the investment adviser a management fee at the annual rate of 0.08% of the fund's average daily net assets, and CitizensSelect Treasury Money Market Fund paid the investment adviser a management fee at the annual rate of 0.09% of the fund's average daily net assets.

The funds, the investment adviser and the distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The
investment   adviser's  code  of  ethics  restricts  the  personal  securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the investment adviser does not disadvantage any fund managed by the investment adviser.

[Page 8]

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Class B shares for the fiscal period indicated. "Total return" shows how much your investment in each fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                     YEAR ENDED
CITIZENSSELECT PRIME                                                  APRIL 30,
MONEY MARKET FUND                                                        2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                     1.00

Investment operations:  Investment income -- net                         .012

Distributions: Dividends from investment income -- net                 (.012)

Net asset value, end of period                                           1.00

Total Return (%)                                                         1.18
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .42

Ratio of net investment income to average net assets                     1.12

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                   .03
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                 476,230



                                                                     YEAR ENDED
CITIZENSSELECT TREASURY                                               APRIL 30,
MONEY MARKET FUND                                                        2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                     1.00

Investment operations:  Investment income -- net                         .011

Distributions: Dividends from investment income -- net                 (.011)

Net asset value, end of period                                           1.00

Total Return (%)                                                         1.08
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .42

Ratio of net investment income to average net assets                      .99

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                   .03
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                 198,787

                                                                   The Funds
[Page 9]

                                                            Account Information

ACCOUNT POLICIES


Each  fund  is  sold  exclusively  to  Citizens  and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens or other approved institutions purchase fund shares should consult their financial representative to determine which class of shares is made available to them and to purchase and sell fund shares. Citizens or other approved institutions may impose policies, limitations and fees on their clients which are different from those described in this prospectus.



Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.





BUYING SHARES

Fund shares are sold at net asset value per share (NAV), which is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund' s custodian or other authorized entity. Each fund's investments are valued based on amortized cost.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5: 00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

[Page 10]

Minimum investments

                                    Initial                    Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                    $1 BILLION((+))            NONE

((+))  Each fund may waive the minimum initial purchase requirement.

SELLING SHARES

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV.

If a redemption request is received in proper form and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's custodian after 5: 00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing
fund   shares  being  sold  must  be  returned  with  the  redemption  request.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

GENERAL POLICIES

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as the fund's transfer agent or other authorized agent takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*     change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the investment adviser to be large enough to affect fund operations.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the investment adviser determines to do so.

                                                            Account Information
[Page 11]


DISTRIBUTIONS AND TAXES

EACH FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. Each fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY EACH FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account) . For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions are taxable to you as qualified dividends and capital gains.

THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[Page 12]


SERVICES FOR FUND INVESTORS

EXCHANGE PRIVILEGE

An investor may purchase, in exchange for Class B shares of one fund, Class B shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

AUTO-EXCHANGE PRIVILEGE

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class B shares of one fund, in Class B shares of the other fund, if the investor is a shareholder in such other fund. There is currently no fee for this privilege.

                                                            Account Information
[Page 13]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes each fund's performance and lists its portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION
--------------------------------------------------------------------------------

BY TELEPHONE:


Call your financial representative or 1-800-645-6561.


BY MAIL:


One Chase Manhattan Plaza

16th Floor

New York, NY 10081

Attention: Corporate Trust Department


Text-only versions of certain fund documents can be viewed

online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.




463-467P0803JPM
(702)JPM

(c) 2003 Dreyfus Service Corporation